         UNITED STATES SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

         FORM 13F

         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2008

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check Only One):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Choice Financial Partners, Inc.
Address: One Financial Plaza,  501 N. Broadway
         St. Louis, Missouri 63102

13F File Number:

The institutional investment manager filing this report & the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael P. Conley
Title: Chief Compliance Officer
Phone: (314) 342-2156
Signature, Place, and Date of Signing:

    Michael P. Conley     St. Louis, Missouri    September 30, 2008

Report Type:  (Check only one):
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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SEC13F.LNS                CHOICE FINANCIAL PARTNERS, INC.

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 09/30/08
                         RUN DATE: 10/01/08  10:20 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   35

FORM 13F INFORMATION TABLE VALUE TOTAL:   (x$1000) $70,832



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

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PORTVUE-SEC13F.LNP                                  CHOICE FINANCIAL PARTNERS, INC.
RUN DATE: 10/01/08  10:20 A.M.
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 09/30/08

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMERICAN INTERNATIONAL GROUP COM             026874107        274    109600      SH                 SOLE     0       0    109600
AT & T                       COM             00206R102       2273     81900      SH                 SOLE     0       0     81900
BELDEN CDT                   COM             077454106       2310     74500      SH                 SOLE     0       0     74500
CARLISLE COS                 COM             142339100       2068     68800      SH                 SOLE     0       0     68800
CHECK POINT SOFTWARE TECH    COM             M22465104       2235    103700      SH                 SOLE     0       0    103700
CHESAPEAKE ENERGY            COM             165167107       1875     57500      SH                 SOLE     0       0     57500
CORNING (USD)                COM             219350105       2159    145600      SH                 SOLE     0       0    145600
CVS CAREMARK                 COM             126650100       2284     69900      SH                 SOLE     0       0     69900
DELL                         COM             24702R101       2221    144100      SH                 SOLE     0       0    144100
ERICSSON ADR 'B' (R.10 'B')  FRN             294821608       2236    235400      SH                 SOLE     0       0    235400
GENERAL ELECTRIC             COM             369604103       2178     94300      SH                 SOLE     0       0     94300
HANSEN NATURAL               COM             411310105       2098     74700      SH                 SOLE     0       0     74700
HUANENG POWER ADR (REP.40 SHSFRN             443304100       2014     81400      SH                 SOLE     0       0     81400
INGERSOLL-RAND 'A'           COM             G4776G101       2156     72200      SH                 SOLE     0       0     72200
LEGG MASON                   COM             524901105       2173     58500      SH                 SOLE     0       0     58500
LLOYDS TSB ADR (REP. 4 SHS)  FRN             539439109       1803    114500      SH                 SOLE     0       0    114500
MERCK & CO                   COM             589331107       2321     76500      SH                 SOLE     0       0     76500
MILLIPORE                    COM             601073109       2289     34100      SH                 SOLE     0       0     34100
MOSAIC                       COM             61945A107       1747     27400      SH                 SOLE     0       0     27400
MURPHY OIL                   COM             626717102       2030     33500      SH                 SOLE     0       0     33500
NII HOLDINGS 'B'             COM             62913F201       2008     59100      SH                 SOLE     0       0     59100
NOKIA ADR (REPR. 1 SHS)      COM             654902204       2089    118700      SH                 SOLE     0       0    118700
PHILLIPS-VAN HEUSEN          FRN             718592108       2250     61300      SH                 SOLE     0       0     61300
PRECISION CASTPARTS          COM             740189105       2231     28700      SH                 SOLE     0       0     28700
QUALCOMM                     COM             747525103       2046     51300      SH                 SOLE     0       0     51300
RAYMOND JAMES FINANCIAL      COM             754730109       1972     72900      SH                 SOLE     0       0     72900
SOTHEBY'S                    COM             835898107       2217    117500      SH                 SOLE     0       0    117500
STARBUCKS                    COM             855244109       2215    156300      SH                 SOLE     0       0    156300
STATE STREET                 COM             857477103       1918     43600      SH                 SOLE     0       0     43600
TIFFANY & CO                 COM             886547108       2275     65500      SH                 SOLE     0       0     65500
TIME WARNER                  COM             887317105       2196    170200      SH                 SOLE     0       0    170200
TRANSOCEAN                   COM             G90073100        140     19300      SH                 SOLE     0       0     19300
WHOLE FOODS MARKET           COM             966837106       2317    118700      SH                 SOLE     0       0    118700
WILLIAMS COMPANIES           COM             969457100       2060     94300      SH                 SOLE     0       0     94300
ZIMMER HOLDINGS		     COM             98956P102       2154     34900      SH                 SOLE     0       0     34900

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